UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2012 to July 31, 2012

333-150095-10

(Commission File Number of issuing entity)

Honda Auto Receivables 2011-1 Owner Trust

(Exact name of issuing entity specified in its charter)

333-173202

(Commission File Number of depositor)

American Honda Receivables LLC,

as successor to American Honda Receivables Corp.

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	35-6892540
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2011-1 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the August 15, 2012 distribution date, attached as Exhibit 99.1.

The securitizer reports that with respect to the receivables that comprise the assets of the Honda Auto Receivables 2011-1 Owner Trust, that there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period July 1, 2012 to July 31, 2012. The securitizer filed its initial Form ABS-15G on February 2, 2012. The CIK number of the securitizer is 0000864270.

PART II — OTHER INFORMATION

Item 9. Exhibits.

Exhibit 99.1 — Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2011-1 Owner Trust

	By:	American Honda Finance Corporation, as Servicer

	By:	/s/ Hideyoshi Takarada
Mr. Hideyoshi Takarada
Date: August 15, 2012		Vice President and Treasurer

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for August 15, 2012 distribution date.